CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Previously Reported	Marret Asset Management Inc	Acquisition of Ovation	Yukon New Parent, Inc.	Common Stock	Common Stock Previously Reported	Common Stock Marret Asset Management Inc	Common Stock Acquisition of Ovation	Common Stock Yukon New Parent, Inc.	Warrants	Warrants Previously Reported	Additional Paid in Capital	Additional Paid in Capital Previously Reported	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Previously Reported	Retained Earnings (Accumulated Deficit) Yukon New Parent, Inc.	Accumulated Other Comprehensive Income (loss)	Accumulated Other Comprehensive Income (loss) Previously Reported	Stock Subscription Receivable Yukon New Parent, Inc.
Beginning balance (in shares) at Dec. 31, 2022						22,190,195
Beginning balance at Dec. 31, 2022	$ 115,665,000					$ 108,055,000					$ 1,129,000		$ 7,511,000		$ (38,269,000)			$ 37,239,000	$ 37,238,000
Share issuance for acquisition, shares	6,798,000			3,186,398				357,142	3,186,398
Share issuance for acquisition			$ 754,000	$ 6,798,000				$ 754,000	$ 6,798,000
Equity based compensation	$ 309,000												309,000
Shareholder dividends	(1,414,000)														(1,414,000)
Net income (loss)	(6,703,000)														(6,703,000)
Other comprehensive income (loss), before tax	$ (10,153,000)																	(10,153,000)
Ending balance (in shares) at Dec. 31, 2023	25,733,735					6,095,289	25,733,735
Ending balance at Dec. 31, 2023	$ 105,256,000	$ 105,256,000				$ 6,000	$ 115,607,000				1,129,000	$ 1,129,000	123,421,000	$ 7,820,000	(46,386,000)	$ (46,386,000)		27,086,000	27,086,000
Issuance of warrants	297,000										297,000
Equity based compensation	327,000												327,000
Restricted stock release (in shares)						15,160
Restricted stock release	(51,000)												(51,000)
Shareholder dividends	(1,133,000)														(1,133,000)
Net income (loss)	(2,411,000)														(2,411,000)
Other comprehensive income (loss), before tax	$ 5,633,000																	5,633,000
Ending balance (in shares) at Sep. 30, 2024	6,110,449					6,110,449
Ending balance at Sep. 30, 2024	$ 107,918,000					$ 6,000					1,426,000		123,697,000		(49,930,000)			32,719,000
Beginning balance (in shares) at Dec. 31, 2023	25,733,735					6,095,289	25,733,735
Beginning balance at Dec. 31, 2023	$ 105,256,000	$ 105,256,000				$ 6,000	$ 115,607,000				1,129,000	1,129,000	123,421,000	7,820,000	(46,386,000)	(46,386,000)		27,086,000	27,086,000
Issuance of warrants	$ 297,000										297,000
Share issuance for acquisition, shares	0
Equity based compensation	$ 574,000												574,000
Restricted stock release (in shares)						161,877
Restricted stock release	(106,000)					$ 511,000							(617,000)
Shareholder dividends	(1,506,000)														(1,506,000)
Net income (loss)	(10,387,000)														(10,387,000)
Other comprehensive income (loss), before tax	$ 9,955,000																	9,955,000
Ending balance (in shares) at Dec. 31, 2024	6,133,631	25,895,612				6,133,631	25,895,612
Ending balance at Dec. 31, 2024	$ 104,083,000	$ 104,083,000				$ 6,000	$ 116,118,000				1,426,000	1,426,000	123,889,000	7,777,000	(58,279,000)	(58,279,000)		37,041,000	37,041,000
Beginning balance (in shares) at Jun. 30, 2024						6,110,449
Beginning balance at Jun. 30, 2024	117,443,000					$ 6,000					1,426,000		123,511,000		(47,124,000)			39,624,000
Issuance of warrants	0
Equity based compensation	186,000												186,000
Shareholder dividends	(375,000)														(375,000)
Net income (loss)	(2,431,000)														(2,431,000)
Other comprehensive income (loss), before tax	$ (6,905,000)																	(6,905,000)
Ending balance (in shares) at Sep. 30, 2024	6,110,449					6,110,449
Ending balance at Sep. 30, 2024	$ 107,918,000					$ 6,000					1,426,000		123,697,000		(49,930,000)			32,719,000
Beginning balance (in shares) at Dec. 31, 2024	6,133,631	25,895,612				6,133,631	25,895,612
Beginning balance at Dec. 31, 2024	$ 104,083,000	$ 104,083,000				$ 6,000	$ 116,118,000				1,426,000	$ 1,426,000	123,889,000	$ 7,777,000	(58,279,000)	$ (58,279,000)		37,041,000	$ 37,041,000
Share issuance for acquisition, shares						5,666,700
Share issuance for acquisition	46,812,000					$ 6,000							46,806,000
Equity based compensation	2,843,000												2,843,000
Restricted stock release (in shares)						382,809
Restricted stock release	(874,000)												(874,000)
Shareholder dividends	(1,236,000)														(1,236,000)
Net income (loss)	(21,075,000)														(21,075,000)
Other comprehensive income (loss), before tax	(3,746,000)																	(3,746,000)
Share issuance for investment purchase	5,870,000					$ 1,000							5,869,000
Share issuance for investment purchase (shares)						760,188
Common shares repurchased	$ (1,434,000)												(1,434,000)
Common shares repurchased (shares)						(160,637)
Equity based compensation						4,101
Ending balance (in shares) at Sep. 30, 2025	12,786,792					12,786,792
Ending balance at Sep. 30, 2025	$ 131,243,000					$ 13,000					1,426,000		177,099,000		(80,590,000)			33,295,000
Beginning balance (in shares) at Jan. 06, 2025										0
Beginning balance at Jan. 06, 2025					$ 0					$ 0							$ 0			$ 0
Share issuance (in shares)										1,000
Stock Issued During Period, Value, New Issues					$ 0					$ 1							0			(1)
Ending balance (in shares) at Jun. 30, 2025					1,000	6,789,843				1,000
Ending balance at Jun. 30, 2025	99,708,000				$ 0	$ 7,000				$ 1	1,426,000		129,531,000		(66,727,000)		$ 0	35,471,000		$ (1)
Share issuance for acquisition, shares						5,666,700
Share issuance for acquisition	46,812,000					$ 6,000							46,806,000
Equity based compensation	2,124,000												2,124,000
Restricted stock release (in shares)						368,578
Restricted stock release	(798,000)												(798,000)
Shareholder dividends	(427,000)														(427,000)
Net income (loss)	(13,436,000)														(13,436,000)
Other comprehensive income (loss), before tax	(2,176,000)																	(2,176,000)
Share issuance for investment purchase	870,000												870,000
Share issuance for investment purchase (shares)						122,308
Common shares repurchased	$ (1,434,000)												(1,434,000)
Common shares repurchased (shares)						(160,637)
Ending balance (in shares) at Sep. 30, 2025	12,786,792					12,786,792
Ending balance at Sep. 30, 2025	$ 131,243,000					$ 13,000					$ 1,426,000		$ 177,099,000		$ (80,590,000)			$ 33,295,000